JPMorgan SmartRetirement Blend 2065 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2065 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,545
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,270
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	932
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	719
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	$ 630